Treasury shares (Details) - GBP (£) £ in Thousands, shares in Thousands	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Treasury shares, Value
Value of shares	£ 246,745	£ 272,512	£ 405,579	£ 351,232
Treasury shares
Treasury shares, Number of shares
Number of shares	(1,683)	(1,683)	(1,683)	(1,683)
Treasury shares, Value
Value of shares	£ (21,305)	£ (21,305)	£ (21,305)	£ (21,305)